Investment Strategy - DF Tactical 30 ETF	Jul. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund’s investment adviser seeks to achieve the Fund’s investment objectives by seeking to track the DF Risk-Managed Tactical Top 30 Index (the “Tactical 30 Index”) that provides a formulaic methodology for allocating investment to 30 of the largest 100 U.S. stocks by market capitalization based on price momentum.

The Tactical 30 Index establishes an equity portfolio consisting of 30 equity securities. The Tactical 30 Index’s methodology starts with the 100 largest U.S. stocks and then selects the top 30 stocks based on each stock’s exponential moving average. Exponential moving average is the weighted average of a stock’s value over a certain period of time (e.g., 50 days). An exponential moving average gives more weighting to more recent values for the relevant time period. The Tactical 30 Index is reconstituted and rebalanced quarterly during March, June, September, and December. Initially, and upon each quarterly rebalancing, the Fund’s assets are equally allocated to each of the 30 stocks in the Tactical 30 Index. The Fund seeks to replicate the performance of the Tactical 30 Index by directly investing in its constituent components. The Tactical 30 Index is administered and calculated daily by Syntax.

The Tactical 30 Index does employ a tactical overlay on the overall basket of stocks in order to attempt to provide downside risk mitigation in downward trending adverse risk market environments. The Tactical 30 Index and hence the Fund will utilize a longer-term exponential moving average crossover to exit the 30 equity positions and will shift to short term treasuries or treasury ETFs. The Tactical 30 Index and hence the Fund will utilize an intermediate-term exponential moving average crossover to re-enter equities via the basket of 30 stocks when the trend has shifted more opportunistically.

While the Fund is a diversified fund, it may invest in fewer securities than other diversified funds. Accordingly, the Fund’s performance may be more sensitive to market changes than other diversified funds. In seeking to track the methodology of the Tactical 30 Index, the Fund may engage in frequent buying and selling of portfolio securities resulting in a higher turnover rate.